Note 6 - Leases - Supplemental Cash Flow Information Related to Leases (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating cash outflows from operating leases	$ 831,685	$ 716,247
Right of use assets obtained in exchange for lease liabilities	3,023,907	0
Right of use asset modifications	$ 0	$ (1,392,953)